SEGMENT REPORTING (Details 2)	Oct. 28, 2012	Oct. 30, 2011	Oct. 31, 2010
Percentage of revenue by classes of products
Percentage of total revenues	100.00%	100.00%	100.00%
Perishable meat
Percentage of revenue by classes of products
Percentage of total revenues	53.50%	55.10%	54.30%
Poultry
Percentage of revenue by classes of products
Percentage of total revenues	19.30%	19.10%	18.70%
Shelf-stable
Percentage of revenue by classes of products
Percentage of total revenues	17.60%	16.80%	17.50%
Other
Percentage of revenue by classes of products
Percentage of total revenues	9.60%	9.00%	9.50%